Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Leasehold Improvement and Equipment (Details)	Mar. 31, 2026
Office equipment and others [Member]
Schedule of Estimated Useful Lives of Leasehold Improvement and Equipment [Line Items]
Lesser of useful life or term of lease	4 years